Foreclosed Assets Held for Sale	12 Months Ended
Sep. 30, 2011
Foreclosed Assets Held for Sale [Abstract]
FORECLOSED ASSETS HELD FOR SALE

(7) FORECLOSED ASSETS HELD FOR SALE

The following table presents real estate owned and other repossessed property as of September 30. Dollar amounts are expressed in thousands.

	2011	2010
Real estate acquired through (or by deed in lieu of) foreclosure	$27,232	40,689
Less: allowance for losses	(10,295)	(2,327)

Total	$16,937	38,362

In determining fair values of foreclosed assets, the Company performed a review of 1) its historical residential development loan foreclosures since 2008; 2) the realized sale prices versus both original and subsequent appraisals; 3) the valuation trends in unsold foreclosed assets; and 4) factors affecting the current outlook for real estate development loans for the foreseeable future. Given the current adverse economic environment and negative outlook in the residential development real estate market, as of March 31, 2011, the Company reassessed its methodology for the valuation of assets in its real estate development portfolio and adopted a change in methodology for the valuation of the portfolio that applies downward “qualitative” adjustments to the real estate appraised values for foreclosed development properties. We believe that these qualitative appraisal adjustments more accurately reflect real estate values in light of the sales experience and economic conditions that we have recently observed. This change in methodology increased the provision for loss on REO by $7.2 million during the quarter ended March 31, 2011.

The allowance for losses on real estate owned includes the following activity for the years ended September 30. Dollar amounts are expressed in thousands.

	2011	2010	2009
Balance at beginning of year	$2,327	—	669
Provision for loss	11,383	2,649	727
Charge-offs	(3,982)	(1,060)	(1,691)
Recoveries	567	738	295

Balance at end of year	$10,295	2,327	—

In addition to the provision for loss noted above, the Company incurred net expenses of $1.9 million, $2.0 million, and $335,000 related to foreclosed assets held for sale during the fiscal years ended September 30, 2011, 2010 and 2009, respectively.